CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net income	$ 101,209	$ 146,406	$ 200,832
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	88,150	94,293	78,080
Amortization of deferred charges	9,013	10,972	11,613
Amortization of seller's credit	(1,249)	(1,324)	(1,904)
Vessel impairment charge	0	5,314	42,410
Available-for-sale securities impairment charge	4,410	0	20,552
Equity in earnings of associated companies	(23,766)	(27,765)	(33,605)
Loss/(gain) on sale of assets and termination of charters	(1,124)	167	(7,364)
Gain on redemption of Horizon loan notes and warrants	0	0	(44,552)
Gain on redemption of Frontline loan notes	0	0	(28,904)
Adjustment of derivatives to fair value recognized in net income	(8,208)	(4,399)	13,278
Loss/(gain) on repurchase of bonds	2,305	8,802	(1,007)
Interest receivable in form of notes	(635)	(633)	(2,182)
Other, net	3,959	365	(1,134)
Changes in operating assets and liabilities
Trade accounts receivable	(9,034)	(1,492)	1,196
Due from related parties	10,543	8,433	14,105
Other receivables	2,418	(856)	(840)
Inventories	(42)	(27)	(2,529)
Prepaid expenses and accrued income	1,317	2,181	(715)
Trade accounts payable	(742)	394	(1,572)
Accrued expenses	(1,188)	1,046	(5,302)
Other current liabilities	460	(11,804)	7,945
Net cash provided by operating activities	177,796	230,073	258,401
Investing activities
Repayments from investments in direct financing and sales-type leases	31,929	30,410	35,946
Additions to newbuildings	(81,664)	(188,142)	(223,109)
Purchase of vessels	0	0	(273,552)
Proceeds from sale of vessels and termination of charters	74,791	29,102	42,275
Proceeds from sale of investment in associated company	0	0	111,095
Proceeds from redemption of Horizon loan notes and warrants	0	0	71,681
Proceeds from redemption of Frontline loan notes	0	0	112,687
Net amounts received from/(paid to) associated companies	27,322	193,517	(62,083)
Other investments and long-term assets, net	(4,016)	(25,488)	(20,722)
Net cash provided by/(used in) investing activities	48,362	39,399	(205,782)
Financing activities
Proceeds from shares issued, net of issuance costs	88	323	675
Principal settlements of cross currency swaps, net	(29,186)	0	0
Repurchase of bonds	(68,383)	(296,800)	(23,787)
Proceeds from issuance of short-term and long-term debt	302,104	522,000	595,305
Repayments of short-term and long-term debt	(179,354)	(329,303)	(435,706)
Debt fees paid	(2,554)	(5,099)	(7,155)
Repayments of lease obligation liability	(5,296)	(97)	0
Cash dividends paid	(152,907)	(168,289)	(162,594)
Net cash used in financing activities	(135,488)	(277,265)	(33,262)
Net (decrease)/increase in cash and cash equivalents	90,670	(7,793)	19,357
Cash and cash equivalents at start of the year	62,382	70,175	50,818
Cash and cash equivalents at end of the year	153,052	62,382	70,175
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 88,201	$ 65,184	$ 68,215